Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 13,197,000	$ 11,293,000	$ 9,388,000	$ 8,700,000	$ 9,634,000	$ 9,668,000	$ 8,717,000	$ 9,098,000	$ 42,578,000	$ 37,117,000
Interest Expense	2,231,000	1,159,000	844,000	795,000	924,000	845,000	978,000	1,078,000	5,028,000	3,824,000
Net Interest Income	10,966,000	10,134,000	8,544,000	7,905,000	8,710,000	8,823,000	7,739,000	8,020,000	37,550,000	33,293,000
Provision For Loan Losses	0	0	0	0	(134,000)	(665,000)	(735,000)	(870,000)	0	(2,404,000)
Net Interest Income after Provision for Loan Losses	10,966,000	10,134,000	8,544,000	7,905,000	8,844,000	9,488,000	8,474,000	8,890,000	37,550,000	35,697,000
Non-Interest Income	2,149,000	2,224,000	2,638,000	2,603,000	2,642,000	4,530,000	2,687,000	2,774,000	9,612,000	12,633,000
Non-interest Expense	8,924,000	8,278,000	8,429,000	8,595,000	8,942,000	8,049,000	7,446,000	7,610,000	34,225,000	32,047,000
Income Before Income Taxes	4,191,000	4,080,000	2,753,000	1,913,000	2,544,000	5,969,000	3,715,000	4,054,000	12,937,000	16,283,000
Provision For Income Taxes	902,000	854,000	589,000	364,000	516,000	1,327,000	791,000	875,000	2,709,000	3,509,000
Net Income	$ 3,289,000	$ 3,226,000	$ 2,164,000	$ 1,549,000	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	10,228,000	12,774,000
Net Income Available To Common Shareholders									$ 10,228,000	$ 12,774,000
Net Income Per Common Share (Basic)	$ 1.01	$ 0.99	$ 0.67	$ 0.48	$ 0.62	$ 1.43	$ 0.90	$ 0.98	$ 3.14	$ 3.93
Weighted Average Shares Outstanding (Basic)	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884